REVENUES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES
Revenues	$ 4,317.8	$ 4,293.8	$ 4,181.0
Head Office and Inter-segments
REVENUES
Revenues	(113.3)	(116.8)	(111.7)
Internet
REVENUES
Revenues	1,131.4	1,114.3	1,079.3
Television
REVENUES
Revenues	903.6	974.4	996.7
Mobile telephony
REVENUES
Revenues	658.5	600.7	534.4
Wireline telephony
REVENUES
Revenues	338.4	341.1	368.6
Equipment sales
REVENUES
Revenues	408.9	269.8	233.5
Other
REVENUES
Revenues	181.8	180.1	169.5
Advertising
REVENUES
Revenues	285.5	339.6	352.4
Subscription
REVENUES
Revenues	200.3	210.6	201.6
Other
REVENUES
Revenues	164.7	187.8	174.6
Sports and Entertainment
REVENUES
Revenues	$ 158.0	$ 192.2	$ 182.1